Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	March 31,	September 30,
	2023	2022
	(unaudited)
Payroll payable	$456,533	$291,616
Other current liabilities	554,504	232,581
Interest payable	18,842	-
Accrued expenses and other current liabilities	$1,029,879	$524,197